Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable (Tables) [Abstract]
Mortgage notes payable

Year	Total
2011	$597,100
2012	342,088
2013	171,138
2014	86,041
2015	59,013
Thereafter	3,507,516

Total	$4,762,896